UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 30.4%
	COMMUNICATIONS – 4.1%
$500,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022[1,2]	$485,000
500,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[1,2,3]	345,000
500,000	Intelsat Luxembourg S.A. (Luxembourg) 7.750%, 6/1/2021[1,2,3]	150,000
500,000	Sprint Corp. 7.875%, 9/15/2023[2]	370,000
750,000	Verizon Communications, Inc. 5.150%, 9/15/2023[2]	849,075
		2,199,075
	CONSUMER DISCRETIONARY – 7.1%
500,000	Caesars Entertainment Resort Properties LLC 8.000%, 10/1/2020[1,2]	488,750
1,500,000	Gap, Inc. 5.950%, 4/12/2021[1,2]	1,561,165
	General Motors Co.
500,000	6.250%, 10/2/2043[2]	489,205
250,000	5.200%, 4/1/2045[2]	215,961
1,000,000	Signet UK Finance PLC (United Kingdom) 4.700%, 6/15/2024[1,2,3]	1,004,638
		3,759,719
	CONSUMER STAPLES – 4.0%
1,000,000	CVS Health Corp. 4.750%, 12/1/2022[1,2,4]	1,094,642
1,000,000	Kroger Co. 2.950%, 11/1/2021[1,2]	1,021,381
		2,116,023
	ENERGY – 0.0%
750,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC 9.250%, 6/1/2021[1,2]	16,875

	FINANCIALS – 8.6%
1,000,000	Ally Financial, Inc. 8.000%, 11/1/2031[2]	1,101,250
1,008,000	American Capital Ltd. 6.500%, 9/15/2018[1,2,4]	1,028,160
1,000,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[1,2]	892,500
500,000	Kimco Realty Corp. 4.250%, 4/1/2045[1,2]	467,259
500,000	MBIA Insurance Corp. 11.882%, 1/15/2033*1, 2, 4	115,000

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	PNC Preferred Funding Trust II 1.735%, 3/29/2049[1,2,4,5]	$401,000
750,000	Puerto Rico Conservation (Puerto Rico) 6.500%, 4/1/2016*1, 2, 3, 6	270,000
1,000,000	SquareTwo Financial Corp. 11.625%, 4/1/2017[1,2]	280,000
		4,555,169

	INDUSTRIALS – 1.2%
780,000	CEVA Group PLC (United Kingdom) 4.000%, 5/1/2018[1,2,3,4]	643,500

	MATERIALS – 4.3%
1,000,000	Ball Corp. 5.000%, 3/15/2022[2]	1,041,250
157,000	Barrick Gold Corp. (Canada) 4.100%, 5/1/2023[2,3]	146,567
550,000	Barrick International Barbados Corp. (Barbados) 6.350%, 10/15/2036[2,3,4]	435,401
1,000,000	Cliffs Natural Resources, Inc. 5.900%, 3/15/2020[2]	120,000
750,000	Momentive Performance Materials, Inc. 3.880%, 10/24/2021[1,2]	510,000
		2,253,218

	UTILITIES – 1.1%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/2021[2]	275,000
1,000,000	Texas Competitive Electric Holdings Co. LLC 11.500%, 10/1/2020*1, 2, 4, 6	292,500
		567,500

	TOTAL CORPORATE BONDS (Cost $19,976,264)	16,111,079

	MUNICIPAL BONDS – 101.1%
	AIRPORT – 1.6%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/2029[1,2]	540,240
275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[1,2]	301,471
		841,711

	BUILD AMERICA BONDS – 7.9%
1,500,000	New Jersey Transportation Trust Fund Authority 6.875%, 12/15/2039[1,2]	1,592,940

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	BUILD AMERICA BONDS (Continued)
$1,750,000	State of California 7.550%, 4/1/2039[2]	$2,597,560
		4,190,500

	DEVELOPMENT – 12.5%
250,000	Build NYC Resource Corp. 5.000%, 1/1/2035[1,2,4]	273,880
1,000,000	City & County of Denver CO 5.250%, 10/1/2032[1,2]	1,040,530
500,000	Indiana Finance Authority 5.000%, 7/1/2048[1,2]	542,365
835,000	Kentucky Economic Development Finance Authority 6.375%, 6/1/2040[1,2]	954,539
410,000	Louisiana Local Government Environmental Facilities & Community Development Authority 6.500%, 8/1/2029[1,2]	484,095
500,000	New York City Industrial Development Agency 7.750%, 8/1/2031[1,2,5]	519,445
	New York Liberty Development Corp.
500,000	5.375%, 11/15/2040[1,2,4]	543,175
750,000	7.250%, 11/15/2044[1,2,4]	906,075
1,200,000	Virginia Small Business Financing Authority 5.500%, 1/1/2042[1,2]	1,332,228
		6,596,332

	FACILITIES – 1.1%
500,000	Territory of Guam 7.000%, 11/15/2039[1,2]	611,760

	GENERAL – 18.2%
650,000	Lower Alabama Gas District 5.000%, 9/1/2046	756,314
1,000,000	M-S-R Energy Authority 6.125%, 11/1/2029[2]	1,299,590
400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031*1, 2, 6	48,000
	Puerto Rico Sales Tax Financing Corp.
850,000	5.500%, 8/1/2028[1,2]	352,750
400,000	5.250%, 8/1/2040[1,2]	248,200
1,000,000	SA Energy Acquisition Public Facility Corp. 5.500%, 8/1/2025[2]	1,234,110
500,000	Salt Verde Financial Corp. 5.000%, 12/1/2032[2]	597,920
1,000,000	State of Wisconsin 6.000%, 5/1/2036[1,2]	1,147,760

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/2026[2]	$1,226,980
740,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/2032[1,2]	827,305
	Virgin Islands Public Finance Authority
700,000	5.250%, 10/1/2029[1,2]	768,593
1,045,000	5.000%, 10/1/2039[1,2]	1,139,823
		9,647,345

	GENERAL OBLIGATION – 2.0%
1,500,000	Commonwealth of Puerto Rico 8.000%, 7/1/2035[1,2]	1,080,000

	HIGHER EDUCATION – 1.0%
500,000	New York State Dormitory Authority 5.000%, 5/1/2038[1,2]	536,960

	MEDICAL – 5.0%
1,100,000	Denver Health & Hospital Authority 5.000%, 12/1/2039[1,2]	1,193,929
500,000	Johnson City Health & Educational Facilities Board 6.500%, 7/1/2038[1,2]	575,325
	Philadelphia Hospitals & Higher Education Facilities Authority
250,000	6.250%, 7/1/2023[1,2]	262,158
250,000	5.500%, 7/1/2026[1,2]	257,800
345,000	Washington Health Care Facilities Authority 6.375%, 10/1/2036[1,2]	386,900
		2,676,112

	POLLUTION – 1.3%
550,000	County of Lowndes MS 6.800%, 4/1/2022[2]	676,297

	POWER – 6.7%
	Puerto Rico Electric Power Authority
2,590,000	5.250%, 7/1/2040[1,2]	1,662,780
2,150,000	5.000%, 7/1/2042[1,2]	1,380,300
775,000	7.000%, 7/1/2043[1,2]	501,425
		3,544,505

	SCHOOL DISTRICT – 6.5%
3,900,000	Chicago Board of Education 7.000%, 12/1/2044[1,2]	3,423,732

	TOBACCO SETTLEMENT – 21.6%
2,000,000	Buckeye Tobacco Settlement Financing Authority 5.125%, 6/1/2024[1,2]	1,839,600

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TOBACCO SETTLEMENT (Continued)
$1,400,000	California County Tobacco Securitization Agency 0.000%, 6/1/2046*1, 2	$122,472
300,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/2028[1,2]	300,015
1,000,000	Golden State Tobacco Securitization Corp. 5.125%, 6/1/2047[1,2]	887,310
	Iowa Tobacco Settlement Authority
200,000	5.600%, 6/1/2034[1,2]	200,576
2,500,000	5.625%, 6/1/2046[1,2]	2,469,325
795,000	Northern Tobacco Securitization Corp. 5.000%, 6/1/2046[1,2]	672,936
1,500,000	San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/2032[2]	1,717,410
1,000,000	Tobacco Settlement Finance Authority 7.467%, 6/1/2047[2]	876,580
	Tobacco Settlement Financing Corp.
1,500,000	4.625%, 6/1/2026[1,2]	1,503,765
750,000	5.000%, 6/1/2041[1,2]	640,927
225,000	TSASC, Inc. 5.125%, 6/1/2042[1,2]	206,332
		11,437,248

	TRANSPORTATION – 7.4%
600,000	Foothill-Eastern Transportation Corridor Agency 5.750%, 1/15/2046[1,2]	704,268
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[1,2]	573,525
500,000	Puerto Rico Highways & Transportation Authority 5.250%, 7/1/2038[2]	470,480
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[1,2]	629,515
530,000	6.750%, 6/30/2043[1,2]	654,094
800,000	Virginia Small Business Financing Authority 5.000%, 7/1/2034[1,2]	874,640
		3,906,522

	WATER – 8.3%
	County of Jefferson AL Sewer Revenue
1,000,000	6.000%, 10/1/2042[1,2]	1,163,020
1,100,000	0.000%, 10/1/2046*1, 2	801,515
250,000	6.500%, 10/1/2053[1,2]	299,760
850,000	County of Owen KY 6.250%, 6/1/2039[1,2]	954,915
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.000%, 7/1/2017[2]	385,040

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WATER (Continued)
$375,000	5.000%, 7/1/2019[2]	$268,163
755,000	5.750%, 7/1/2037[1,2]	511,512
		4,383,925

	TOTAL MUNICIPAL BONDS (Cost $52,676,877)	53,552,949

Number of Shares

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
22,746	American Homes 4 Rent 5.500%, 12/31/2049[1,2,5]	575,474

	TOTAL PREFERRED STOCKS (Cost $570,840)	575,474

	SHORT-TERM INVESTMENTS – 6.6%
2,464,098	Federated Prime Obligations Fund, 0.42%[7]	2,464,098
1,016,528	Fidelity Institutional Tax-Exempt Portfolio, 0.01%[7]	1,016,528

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,480,626)	3,480,626

	TOTAL INVESTMENTS – 139.2% (Cost $76,704,607)	73,720,128
	Liabilities in Excess of other assets – (39.2)%	(20,766,731)

	TOTAL NET ASSETS – 100.0%	$52,953,397

Principal Amount

	SECURITIES SOLD SHORT – (55.1)%
	CORPORATE BONDS – (22.0)%
	COMMUNICATIONS – (3.7)%
$(500,000)	Altice Luxembourg S.A. (Luxembourg) 7.750%, 5/15/2022[1,3,4]	(483,750)
(500,000)	AT&T, Inc. 4.750%, 5/15/2046[1]	(456,406)
(500,000)	Netflix, Inc. 5.875%, 2/15/2025	(523,750)
(500,000)	Viacom, Inc. 4.250%, 9/1/2023[1]	(488,564)
		(1,952,470)

	CONSUMER DISCRETIONARY – (4.9)%
(750,000)	Ford Motor Co. 4.750%, 1/15/2043	(688,536)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$(1,000,000)	Kohl's Corp. 3.250%, 2/1/2023[1]	$(933,133)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[1,4]	(955,000)
		(2,576,669)

	CONSUMER STAPLES – (5.1)%
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[1,4]	(885,000)
(300,000)	Clorox Co. 3.050%, 9/15/2022[1]	(304,692)
(500,000)	CVS Health Corp. 3.500%, 7/20/2022[1]	(522,190)
(1,000,000)	Whole Foods Market, Inc. 5.200%, 12/3/2025[1,4]	(1,000,851)
		(2,712,733)

	ENERGY – (0.3)%
(500,000)	Denbury Resources, Inc. 5.500%, 5/1/2022[1]	(156,250)

	FINANCIALS – (1.5)%
(400,000)	Citigroup, Inc. 3.750%, 6/16/2024	(409,810)
(500,000)	Navient Corp. 5.875%, 10/25/2024	(405,000)
		(814,810)

	HEALTH CARE – (0.8)%
(500,000)	CHS/Community Health Systems, Inc. 6.875%, 2/1/2022[1]	(428,750)

	INDUSTRIALS – (1.3)%
(750,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(685,562)

	MATERIALS – (3.0)%
(250,000)	EI du Pont de Nemours & Co. 2.800%, 2/15/2023	(246,844)
(500,000)	Freeport-McMoRan, Inc. 3.875%, 3/15/2023[1]	(328,750)
(500,000)	INEOS Group Holdings S.A. (Luxembourg) 5.875%, 2/15/2019[1,3,4]	(490,000)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$(500,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	$(513,750)
		(1,579,344)

	TECHNOLOGY – (0.5)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(247,739)

	UTILITIES – (0.9)%
(500,000)	NRG Energy, Inc. 7.875%, 5/15/2021[1]	(471,875)

	TOTAL CORPORATE BONDS (Proceeds $12,249,922)	(11,626,202)

	U.S. TREASURY SECURITIES – (33.1)%
(2,500,000)	United States Treasury Bond 2.875%, 8/15/2045	(2,631,640)
	United States Treasury Note
(2,500,000)	0.875%, 10/15/2018	(2,501,270)
(2,500,000)	1.375%, 10/31/2020	(2,516,993)
(3,000,000)	1.875%, 11/30/2021	(3,079,218)
(5,000,000)	2.250%, 11/15/2024	(5,224,220)
(1,500,000)	2.250%, 11/15/2025	(1,566,796)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $17,109,434)	(17,520,137)

	TOTAL SECURITIES SOLD SHORT (Proceeds $29,359,356)	$(29,146,339)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,547,934.

[5]	Variable, floating, or step rate security.
[6]	Security is in default.
[7]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$76,907,436

Gross unrealized appreciation	$2,029,225
Gross unrealized depreciation	(5,216,533)

Net unrealized depreciation on investments	$(3,187,308)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds**	$-	$16,111,079	$-	$16,111,079
Municipal Bonds**	-	53,552,949	-	53,552,949
Preferred Stocks**	575,474	-	-	575,474
Short-Term Investments	3,480,626	-	-	3,480,626
Total Assets	$4,056,100	$69,664,028	$-	$73,720,128

Liabilities
Securities Sold Short
Corporate Bonds**	$-	$11,626,202	$-	$11,626,202
U.S. Treasury Securities	-	17,520,137	-	17,520,137
Total Liabilities	$-	$29,146,339	$-	$29,146,339

*	The Fund did not hold any Level 3 securities at period end.
**
All corporate and municipal bonds held in the Fund are Level 2 securities and all preferred stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	04/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	04/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/16

* Print the name and title of each signing officer under his or her signature.